Stockholders' Equity (Details Textual) - USD ($)		1 Months Ended					6 Months Ended	12 Months Ended
	Oct. 12, 2018	Dec. 20, 2018	Oct. 18, 2018	Feb. 28, 2018	Jan. 31, 2017	Dec. 31, 2014	Dec. 31, 2018	Jun. 30, 2018	Jun. 30, 2017
Stockholders' Equity (Textual)
Aggregate common stock issued							$ 6,482,671
Net proceeds							5,177,085
Exercise price per share								$ 1.65
Percentage of convertible promissory notes	7.00%		7.00%
Converted shares of common stock	10,731,669		10,731,669
Common stocks issued								17,746	487,212
Shares issued for cashless exercise of warrants								17,770	487,707
Warrants issued							$ 59,397
Minimum [Member]
Stockholders' Equity (Textual)
Exercise price per share								$ 1.50
Maximum [Member]
Stockholders' Equity (Textual)
Exercise price per share								$ 1.65
Warrants [Member]
Stockholders' Equity (Textual)
Number of options granted		100,000
Stock options exercisable period		10 years
Options exercise price		$ 1.15
Aggregate fair value of options		$ 93,762
Discount rate		2.69%
Expected life term		6 years 2 months 30 days
Expected volatility rate		102.30%
Expected dividends rate		0.00%
2014 Stock Option and Equity Incentive Plan [Member]
Stockholders' Equity (Textual)
Common stock authorized for issuance							4,000,000
Number of options granted		2,700,000			4,111,768	1,611,769
Stock options exercisable period		10 years					10 years	10 years
Number of shares available for future grants under stock option plan							868,528	3,505,279
Options exercise price		$ 1.15
Vesting period		4 years					4 years	4 years
Shares authorized to be issued				2,500,000	2,500,000
Aggregate fair value of options		$ 2,500,000
Discount rate		2.69%
Expected life term		6 years 2 months 30 days
Expected volatility rate		102.30%
Expected dividends rate		0.00%
Stock-based compensation expense							$ 3,754,000
Weighted average remaining service period							3 years 6 months 21 days
2014 Stock Option and Equity Incentive Plan [Member] | Minimum [Member]
Stockholders' Equity (Textual)
Common stock authorized for issuance							6,611,768
Number of options granted				4,111,768
2014 Stock Option and Equity Incentive Plan [Member] | Maximum [Member]
Stockholders' Equity (Textual)
Common stock authorized for issuance							10,611,768
Number of options granted				6,611,768
Warrants [Member]
Stockholders' Equity (Textual)
Aggregate fair value of warrants issued								$ 1,594,000	$ 209,740
Issuance of common stock for consulting services, shares								338,600	150,000
Unrecognized stock-based compensation expense								$ 81,000	$ 0
Aggregate intrinsic value of warrants vested and outstanding								$ 215,000	149,000
Warrants issued to note holders								4,803,330
Warrants issued to placement agent, share								804,000
Expenses from issuances of warrants								$ 50,000	$ 210,000
Warrants [Member] | Minimum [Member]
Stockholders' Equity (Textual)
Exercise price per share								$ 0.75	$ 1.00
Warrants [Member] | Maximum [Member]
Stockholders' Equity (Textual)
Exercise price per share								$ 1.65	$ 3.55
Stock-based compensation - restricted common stock [Member]
Stockholders' Equity (Textual)
Unrecognized stock-based compensation expense								$ 0	$ 6,150
Recognized weighted average remaining service period								0 years	1 year 4 months 24 days
Vested shares to be issued								3,750	4,625
Stock-based Compensation - Options [Member]
Stockholders' Equity (Textual)
Number of options granted							2,700,000	2,650,000
Unrecognized stock-based compensation expense								$ 1,511,000
Unvested stock options weighted average remaining service period								3 years 1 month 6 days
Weighted average fair value of options granted							$ 1.15	$ 0.82
Aggregate intrinsic value of warrants outstanding							$ 415,000	$ 215,000
Discount rate								0.00%	0.00%
Expected life term								6 years 2 months 30 days	6 years 2 months 30 days
Expected volatility rate									105.70%
Weighted average remaining service period							7 years 2 months 30 days	7 years
Options vested, description								2,450,000 options vest at a rate of 6.25% each quarter over 4 years, and 200,000 vest on the accomplishment of a clinical trial event. The fair value of the options on the grant date ranges from $0.65 to $0.71 per share using the Black-Scholes Option pricing model.
Stock-based Compensation - Options [Member] | Minimum [Member]
Stockholders' Equity (Textual)
Options exercise price								$ 0.80
Discount rate								2.14%	2.14%
Expected volatility rate								99.90%
Stock-based Compensation - Options [Member] | Maximum [Member]
Stockholders' Equity (Textual)
Options exercise price								$ 0.88
Discount rate								2.61%	2.31%
Expected volatility rate								101.60%
Warrants [Member]
Stockholders' Equity (Textual)
Options exercise price							$ 0.99
Weighted average fair value of options granted							$ 1.50
Expected dividends rate								0.00%
Warrants issued							$ 4,213,732
Warrants [Member] | Minimum [Member]
Stockholders' Equity (Textual)
Discount rate								2.13%
Expected life term								6 years
Expected volatility rate								83.70%
Warrants [Member] | Maximum [Member]
Stockholders' Equity (Textual)
Discount rate								2.86%
Expected life term								10 years
Expected volatility rate								99.40%
Warrants [Member] | Placement Agent [Member]
Stockholders' Equity (Textual)
Warrants issued							$ 854,334
Common Stock
Stockholders' Equity (Textual)
Issuance of common stock for consulting services, shares								3,750	6,125
Common stock for issuances of restricted common stocks								3,750	6,125